Goodwill and other intangible assets - Schedule of Movements in Other Intangible Assets (Details) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)		Dec. 31, 2023 USD ($)
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance		€ 22,629	€ 24,319
Amortization expense		(1,776)	(1,749)		€ (1,911)	[1]
Other intangible assets, ending balance		26,261	22,629		24,319
Gross value (e)
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance		81,066	85,313		81,716	[2]
Changes in scope of consolidation	[3]	8,527	1,745		3,401
Acquisitions and other increases(e)	[4]	1,628	1,554		3,112
Disposals and other decreases		(447)	(1,514)		(683)
Currency translation differences		(6,644)	3,331		(1,837)
Transfers	[5]	(545)	3		(396)
Increase (decrease) through reclassification, intangible assets other than goodwill	[2]		(9,366)
Other intangible assets, ending balance		83,585	81,066		85,313
Accumulated amortization & impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance		(58,437)	(60,994)		(60,076)	[2]
Changes in scope of consolidation					33
Amortization expense		(1,924)	(2,200)		(2,345)
Impairment losses, net of reversals	[6]	(2,241)	(264)		(932)
Disposals and other decreases		436	722		629
Currency translation differences		4,310	(2,134)		1,287
Transfers	[5]	532	(5)		410
Increase (decrease) through reclassification, intangible assets other than goodwill	[2]		6,438
Other intangible assets, ending balance		(57,324)	(58,437)		(60,994)
Acquired R&D
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance		8,369	6,038
Other intangible assets, ending balance		8,731	8,369		6,038
Acquired R&D | Gross value (e)
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance		12,866	9,772		10,354	[2]
Changes in scope of consolidation	[3]	3,725	1,745		113
Acquisitions and other increases(e)	[4]	1,090	1,006		1,062
Disposals and other decreases		(22)	(58)		(262)
Currency translation differences		(1,300)	606		(242)
Transfers	[5]	(1,408)	(52)		(1,253)
Increase (decrease) through reclassification, intangible assets other than goodwill	[2]		(153)
Other intangible assets, ending balance		14,951	12,866		9,772
Acquired R&D | Accumulated amortization & impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance		(4,497)	(3,734)		(4,128)	[2]
Changes in scope of consolidation					0
Amortization expense		0	0		0
Impairment losses, net of reversals	[6]	(2,177)	(638)		(90)
Disposals and other decreases		22	58		262
Currency translation differences		431	(191)		94
Transfers	[5]	1	(2)		128
Increase (decrease) through reclassification, intangible assets other than goodwill	[2]		10
Other intangible assets, ending balance		(6,220)	(4,497)		(3,734)
Products, trademarks and other rights
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance		13,841	17,825
Other intangible assets, ending balance		17,122	13,841		17,825
Products, trademarks and other rights | Gross value (e)
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance		66,348	73,733		69,579	[2]
Changes in scope of consolidation	[3]	4,802	0		3,287
Acquisitions and other increases(e)	[4]	421	444		1,970
Disposals and other decreases		(405)	(1,447)		(380)
Currency translation differences		(5,296)	2,708		(1,584)
Transfers	[5]	876	66		861
Increase (decrease) through reclassification, intangible assets other than goodwill	[2]		(9,156)
Other intangible assets, ending balance		66,746	66,348		73,733
Products, trademarks and other rights | Gross value (e) | Antibodies Collaboration agreement | Teva Pharmaceuticals
Disclosure of detailed information about intangible assets [line items]
Acquisitions and other increases(e) | $							$ 500
Products, trademarks and other rights | Gross value (e) | Antibodies Collaboration agreement | Janssen Pharmaceuticals, Inc
Disclosure of detailed information about intangible assets [line items]
Acquisitions and other increases(e) | $							$ 175
Products, trademarks and other rights | Gross value (e) | Antibodies Collaboration agreement | Novavax
Disclosure of detailed information about intangible assets [line items]
Acquisitions and other increases(e) | $				$ 500
Products, trademarks and other rights | Accumulated amortization & impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance		(52,507)	(55,908)		(54,652)	[2]
Changes in scope of consolidation					33
Amortization expense		(1,812)	(2,094)		(2,225)
Impairment losses, net of reversals	[6]	(64)	373		(842)
Disposals and other decreases		393	655		326
Currency translation differences		3,839	(1,928)		1,184
Transfers	[5]	527	(3)		268
Increase (decrease) through reclassification, intangible assets other than goodwill	[2]		6,398
Other intangible assets, ending balance		(49,624)	(52,507)		(55,908)
Software
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance		419	456
Other intangible assets, ending balance		408	419		456
Software | Gross value (e)
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance		1,852	1,808		1,783	[2]
Changes in scope of consolidation	[3]	0	0		1
Acquisitions and other increases(e)	[4]	117	104		80
Disposals and other decreases		(20)	(9)		(41)
Currency translation differences		(48)	17		(11)
Transfers	[5]	(13)	(11)		(4)
Increase (decrease) through reclassification, intangible assets other than goodwill	[2]		(57)
Other intangible assets, ending balance		1,888	1,852		1,808
Software | Accumulated amortization & impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance		(1,433)	(1,352)		(1,296)	[2]
Changes in scope of consolidation					0
Amortization expense		(112)	(106)		(120)
Impairment losses, net of reversals	[6]	0	1		0
Disposals and other decreases		21	9		41
Currency translation differences		40	(15)		9
Transfers	[5]	4	0		14
Increase (decrease) through reclassification, intangible assets other than goodwill	[2]		30
Other intangible assets, ending balance		€ (1,480)	€ (1,433)		€ (1,352)

[1]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[2]	(a)Comprises the other intangible assets of Opella, reclassified to Assets held for sale at December 31, 2024 in accordance with IFRS 5 (see note D.1.).
[3]	(c)The “Changes in scope of consolidation” line mainly comprises the fair value of intangible assets recognized in connection with acquisitions made during the period, including Dren-0201, Inc., Blueprint Medicines, Vigil Neurosciences Inc. and Vicebio in 2025 (see Note D.1.)
[4]	(e)This line mainly comprises:
In 2023:
–the rights acquired as a result of the simplification agreed between Sanofi and AstraZeneca in April 2023 in respect of the agreements on Beyfortus
(nirsevimab) (see Note C.2.);
–an upfront payment of $500 million relating to the rights acquired under the agreement with Teva Pharmaceuticals on the co-development and co-commercialization of TEV’574; and
–an upfront payment of $175 million for the rights acquired under the agreement with Janssen Pharmaceuticals, Inc. relating to a vaccine against extra-intestinal pathogenic strains of E-Coli.
In 2024:
–an upfront payment of $500 million for the rights acquired under the agreement with Novavax relating to the co-exclusive license agreement for the co-commercialization of a COVID-19 vaccine and the development of a combined flu-COVID-19 vaccine; and
–an upfront payment of $300 million for the rights acquired under an agreement with Corxel Pharmaceuticals for the development and commercialization rights to aficamten in China.

[5]	(b)The “Transfers” line mainly comprises (i) acquired R&D that came into commercial use during the period and (ii) reclassifications of assets (other than Opella assets) as Assets held for sale.
[6]	(d)See Note D.5.